Fair value measurements - Summary of Carrying Amounts and Estimated Fair Values of Total Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Carrying amount, excluding unamortized discount and deferred financing costs	$ 661,708	$ 568,419
Fair value	$ 646,689	$ 546,301